Taxes payable	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Taxes payable
14	Taxes payable

	2020	2019
Taxes on revenues	902	885
Income taxes	119	1,326
Other taxes payable	49	30

Taxes payable	1,070	2,241